OTHER NON-CURRENT LIABILITIES (Provisions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Reconciliation of changes in other provisions [abstract]
beginning of fiscal year	$ 13,189	$ 12,240
Changes in estimates made during the fiscal year	(2,689)	796
Accretion of interest	207	153
Balance, end of fiscal year	$ 10,707	$ 13,189
Expected Timing Of Outflows, Other Provisions	20 years